UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/18

Item 1.	Reports to Stockholders.

Franklin ETF Trust

Semiannual Report

September 30, 2018

Franklin Liberty Short Duration U.S. Government ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

We are pleased to bring you Franklin Liberty Short Duration U.S. Government ETF’s semiannual report for the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +0.62% based on market price and +0.62% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component had a +0.41% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.3

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019, and projected one more rate increase in 2018.

Portfolio Composition*
Based on Total Net Assets as of 9/30/18

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in April and May 2018 amid indications of higher inflation. Expectations that global central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and economic turmoil in Turkey. Overall, the 10-year Treasury yield rose from 2.74% at the beginning of the period to 3.05% at period-end.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s duration and yield curve positioning were the largest contributors to outperformance relative to the benchmark. The Fund had less duration than the benchmark, with positioning for curve flattening, which was beneficial as the yield curve was both higher and flatter over the period. The Fund’s exposure to agency ARMs and multi-family agency mortgage-backed securities (MBS) were both also significant contributors to relative results. Range-bound prepayments in ARMs and tighter spreads in multi-family agency MBS were the drivers of performance. The Fund’s exposure to fixed-rate agency MBS and Treasury Inflation-Protected Securities (TIPS) were also modest positive contributors to relative performance.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized gain.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Roger A. Bayston

Patrick A. Klein

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.62%	+0.62%	+0.62%	+0.62%
1-Year	+0.72%	+0.74%	+0.72%	+0.74%
3-Year	+2.27%	+2.15%	+0.75%	+0.71%
Since Inception (11/4/13)	+4.12%	+3.85%	+0.83%	+0.77%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.57%	2.09%	1.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$1.28797

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.25%	0.49%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 20.223 cent per share September dividend and the NAV of $94.48 per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,006.20	$1.26	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Year Ended May 31,
			2017	2016	2015	2014[b]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$95.18	$96.75	$97.83	$99.03	$99.98	$100.00

Income from investment operations[c]:

Net investment income[d]	0.91	1.17	1.02	0.72	0.64	0.41

Net realized and unrealized gains (losses)	(0.32)	(0.89)	(0.08)	(0.39)	0.09	0.67

Total from investment operations	0.59	0.28	0.94	0.33	0.73	1.08

Less distributions from net investment income	(1.29)	(1.85)	(2.02)	(1.53)	(1.68)	(1.10)

Net asset value, end of period	$94.48	$95.18	$96.75	$97.83	$99.03	$99.98

Total return[e]	0.62%	0.30%	0.97%	0.34%	0.74%	1.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.40%	0.50%	0.39%	0.40%	0.68%	0.61%

Expenses net of waiver and payments by affiliates	0.25% [g]	0.27% [g]	0.30% [g]	0.30% [g]	0.30%	0.30%

Net investment income	1.91%	1.47%	1.05%	0.73%	0.64%	0.71%

Supplemental data

Net assets, end of period (000’s)	$174,876	$164,279	$169,406	$183,521	$47,139	$27,595

Portfolio turnover rate[h]	36.25%	103.43%	134.97%	145.14%	198.41%	98.35%

Portfolio turnover rate excluding mortgage dollar rolls[i]	20.94%	68.15%	75.90%	62.17%	140.19%	64.98%

aFor the period June 1, 2017 to March 31, 2018.

bFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned, adjustments to interest income for the inflation-index bonds, and/or fluctuating market value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

hPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

iSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 31.3%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$49,804	$48,191
	Federal Farm Credit Banks, 2.07%, 1/04/21	3,000,000	2,949,375
	FHLB, 1.375%, 6/12/20	1,400,000	1,366,704
	FHLMC, 1.375%, 5/01/20	1,525,000	1,491,970
	FHLMC, 2.375%, 1/13/22	1,000,000	983,030
	FICO, D-P, Strip, 9/26/19	1,585,000	1,546,519
	FICO, E-P, Strip, 11/02/18	225,000	224,593
	FNMA, 2.625%, 9/06/24	350,000	341,339
	FNMA, 6.625%, 11/15/30	250,000	329,663
	FNMA, 7.125%, 1/15/30	250,000	337,362
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,216,827
	Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,661,820
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 2.541%, (3-Month USD LIBOR + 0.23%), 2/28/25	1,121,287	1,117,334
	Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	272,209
	Petroleos Mexicanos, 2.378%, 4/15/25	980,000	955,340
	Private Export Funding Corp.,
	secured note, 4.30%, 12/15/21	1,500,000	1,555,328
	secured note, LL, 2.25%, 3/15/20	1,600,000	1,586,963
	senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,529,903
	Reliance Industries Ltd., 2.512%, 1/15/26	1,406,250	1,370,367
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	831,898
	Tayarra Ltd., 3.628%, 2/15/22	618,424	624,216
	Tunisia Government Agency for International Development Bonds, 1.416%, 8/05/21	3,038,000	2,927,721
	U.S. Treasury Note,
	1.25%, 1/31/20	2,000,000	1,961,563
	1.375%, 1/15/20	2,500,000	2,457,861
	1.375%, 5/31/20	2,000,000	1,954,375
	1.375%, 8/31/20	1,500,000	1,460,039
	1.375%, 10/31/20	1,500,000	1,456,084
	1.50%, 4/15/20	1,500,000	1,471,641
	1.50%, 7/15/20	2,000,000	1,954,844
	1.625%, 11/30/20	1,500,000	1,462,002
	2.125%, 9/30/21	1,000,000	978,379
	2.25%, 2/15/21	2,600,000	2,564,148
	2.25%, 7/31/21	1,500,000	1,474,541
	2.625%, 11/15/20	2,000,000	1,991,211
	2.75%, 8/15/21	1,500,000	1,494,639
	[b]Index Linked, 0.125%, 7/15/24	2,441,013	2,346,256
	[b]Index Linked, 0.625%, 7/15/21	2,236,220	2,230,951
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	119,677
	Zarapito Leasing LLC, 2.628%, 11/12/26	2,159,209	2,102,942

	Total U.S. Government and Agency Securities (Cost $55,572,621)		54,749,825

	Mortgage-Backed Securities 69.4%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 23.1%
	FHLMC, 2.304%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,459,962	1,461,980
	FHLMC, 2.344%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,499,735	1,499,144
	FHLMC, 2.364%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,499,672	1,504,254
	FHLMC, 2.414%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	217,715	217,608
	FHLMC, 2.444%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,686,530	1,688,726
	FHLMC, 2.454%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,660,167	1,667,460
	FHLMC, 2.464%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	3,784,334	3,793,352
	FHLMC, 2.474%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,415,912	1,422,137
	FHLMC, 2.484%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	1,794,936	1,797,685
	FHLMC, 2.494%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	2,490,098	2,494,339
	FHLMC, 2.494%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	991,219	994,034
	FHLMC, 3.10%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	115,611	120,448

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

	FHLMC, 3.109%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	$54,402	$56,737
	FHLMC, 3.296%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	349,892	361,234
	FHLMC, 3.332%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	317,271	332,932
	FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	10,572	11,085
	FHLMC, 3.422%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	192,246	202,547
	FHLMC, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	106,610	110,597
	FHLMC, 3.427%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	95,579	99,730
	FHLMC, 3.429%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	10,475	11,037
	FHLMC, 3.431%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	85,875	90,735
	FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	21,822	22,800
	FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	43,089	44,996
	FHLMC, 3.443%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,809	3,986
	FHLMC, 3.445%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	24,926	26,078
	FHLMC, 3.465%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	218,788	231,002
	FHLMC, 3.466%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	45,487	47,909
	FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	189,727	200,144
	FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	258,156	272,606
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	25,778	27,187
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	21,788	23,028
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	57,382	60,520
	FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	146,373	154,338
	FHLMC, 3.508%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	7,088	7,196
	FHLMC, 3.521%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	17,058	17,950
	FHLMC, 3.555%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	23,884	25,013
	FHLMC, 3.557%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	100,079	104,799
	FHLMC, 3.573%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	95,793	100,204
	FHLMC, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	18,564	19,531
	FHLMC, 3.578%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	235	238
	FHLMC, 3.594%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	35,803	37,706
	FHLMC, 3.599%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	266,260	279,455
	FHLMC, 3.615%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	121,998	124,212
	FHLMC, 3.618%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	695,882	728,519
	FHLMC, 3.634%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	36,692	38,472
	FHLMC, 3.636%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	397,754	415,711
	FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	251,949	263,976
	FHLMC, 3.652%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	15,166	15,939
	FHLMC, 3.655%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	47,301	49,979
	FHLMC, 3.657%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	205,083	218,890
	FHLMC, 3.659%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	82,395	87,638
	FHLMC, 3.664%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,456	1,472
	FHLMC, 3.671%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	12,554	13,238
	FHLMC, 3.681%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,375,659	1,444,098
	FHLMC, 3.682%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,004	1,053
	FHLMC, 3.685%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	107,032	112,898
	FHLMC, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	289,108	300,243
	FHLMC, 3.693%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	395,325	416,139
	FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	407,021	427,290
	FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,837	5,069
	FHLMC, 3.698%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	205,316	216,856
	FHLMC, 3.701%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	731,443	768,814
	FHLMC, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	65,884	68,836
	FHLMC, 3.715%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	620,215	651,886
	FHLMC, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	678,880	713,679
	FHLMC, 3.722%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,521,943	1,593,822
	FHLMC, 3.732%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	304,966	321,719
	FHLMC, 3.734%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	56,168	59,097
	FHLMC, 3.749%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	568,120	598,008

10	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

	FHLMC, 3.753%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	$27,210	$28,690
	FHLMC, 3.758%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	750,211	784,868
	FHLMC, 3.763%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,211	1,272
	FHLMC, 3.769%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	210,703	221,312
	FHLMC, 3.773%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	441,057	461,323
	FHLMC, 3.80%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	23,853	25,136
	FHLMC, 3.806%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	23,436	24,654
	FHLMC, 3.81%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	84,288	88,705
	FHLMC, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,746,866	1,834,492
	FHLMC, 3.817%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	389,534	413,904
	FHLMC, 3.822%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	741,980	777,557
	FHLMC, 3.824%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	258,261	269,703
	FHLMC, 3.826%, (12-Month USD LIBOR +/- MBS Margin), 8/01/41	830,483	871,501
	FHLMC, 3.839%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,706	2,839
	FHLMC, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	77,646	81,454
	FHLMC, 3.849%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	222,255	233,450
	FHLMC, 3.857%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	182,757	193,575
	FHLMC, 3.867%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	595,334	622,999
	FHLMC, 3.871%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	82,529	87,109
	FHLMC, 3.892%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	1,175,704	1,235,901
	FHLMC, 3.904%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	42,389	44,255
	FHLMC, 3.932%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	55,111	58,090
	FHLMC, 3.947%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	7,998	8,376
	FHLMC, 3.955%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	13,472	14,101
	FHLMC, 3.962%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	93,172	98,333
	FHLMC, 4.012%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	131,529	138,652
	FHLMC, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,298	3,396
	FHLMC, 4.084%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	5,038	5,191
	FHLMC, 4.146%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	26,268	27,763
	FHLMC, 4.168%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	7,918	8,335
	FHLMC, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	387,302	410,505
	FHLMC, 4.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	55,647	58,543
	FHLMC, 4.256%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	14,810	15,491
	FHLMC, 4.275%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	6,325	6,642
	FHLMC, 5.496%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,561	1,559

			40,461,716

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.0%
	FHLMC, 2.396%, 6/25/22	1,500,000	1,463,773
	FHLMC, 2.51%, 11/25/22	1,585,000	1,546,104
	FHLMC, 2.573%, 9/25/22	1,008,000	986,815
	FHLMC, 2.637%, 1/25/23	915,000	896,373
	FHLMC, 3.06%, 7/25/23	1,590,000	1,579,415
	FHLMC, 3.25%, 4/25/23	1,200,000	1,204,055
	FHLMC, 3.30%, 4/25/23	1,250,000	1,255,406
	FHLMC, 3.31%, 5/25/23	1,600,000	1,606,395
	FHLMC, 3.32%, 2/25/23	1,250,000	1,257,119
	FHLMC, 3.458%, 8/25/23	1,562,000	1,577,838
	FHLMC, 3.481%, 4/25/24	1,993,685	2,007,417
	FHLMC, 3.49%, 1/25/24	1,500,000	1,516,489
	FHLMC, 3.527%, 10/25/23	2,000,000	2,026,323
	FHLMC, 3.531%, 7/25/23	1,500,000	1,520,502
d	FHLMC, 4.00%, 10/01/48	2,250,000	2,272,042

			22,716,066

c	Federal National Mortgage Association (FNMA) Adjustable Rate 26.0%
	FNMA, 2.691%, (11th District COF +/- MBS Margin), 8/01/29	36,062	35,986
	FNMA, 2.702%, (11th District COF +/- MBS Margin), 8/01/37	1,202,525	1,215,850

libertyshares.com	Semiannual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)

	FNMA, 2.901%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	$1,044	$1,081
	FNMA, 2.952%, (1 Year CMT +/- MBS Margin), 1/01/31	22,200	21,958
	FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 6/01/40	77,399	79,662
	FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 11/01/40	23,077	23,217
	FNMA, 2.976%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	220	223
	FNMA, 3.118%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	78,401	80,996
	FNMA, 3.181%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	6,166	6,277
	FNMA, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	114,654	119,180
	FNMA, 3.215%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	2,910	2,972
	FNMA, 3.228%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	28,662	29,586
	FNMA, 3.23%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	36,323	38,269
	FNMA, 3.23%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	6,630	6,825
	FNMA, 3.266%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,998	3,030
	FNMA, 3.271%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,956	4,112
	FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	11,376	11,757
	FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	8,937	9,375
	FNMA, 3.322%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	34,889	36,235
	FNMA, 3.328%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	168,075	177,852
	FNMA, 3.35%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	148,004	155,587
	FNMA, 3.358%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	127,359	133,916
	FNMA, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	39,402	41,047
	FNMA, 3.362%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,302	2,400
	FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	12,827	13,392
	FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	36,249	37,928
	FNMA, 3.38%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,272	5,355
	FNMA, 3.389%, (1 Year CMT +/- MBS Margin), 11/01/35	38,773	39,541
	FNMA, 3.39%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	14,698	15,375
	FNMA, 3.393%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	196,272	203,079
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	11,706	12,239
	FNMA, 3.402%, (1 Year CMT +/- MBS Margin), 10/01/35	290,747	296,410
	FNMA, 3.409%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	981	1,016
	FNMA, 3.423%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	254,436	267,142
	FNMA, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	422,572	441,722
	FNMA, 3.434%, (1 Year CMT +/- MBS Margin), 11/01/35	49,219	50,232
	FNMA, 3.44%, (6-Month US T-Bill +/- MBS Margin), 1/01/20	105	105
	FNMA, 3.44%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	59,816	62,593
	FNMA, 3.445%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	26,055	26,943
	FNMA, 3.447%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,351	6,582
	FNMA, 3.451%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,508	2,599
	FNMA, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	49,886	52,047
	FNMA, 3.456%, (1 Year CMT +/- MBS Margin), 11/01/35	45,355	46,461
	FNMA, 3.464%, (1 Year CMT +/- MBS Margin), 11/01/35	149,966	153,392
	FNMA, 3.469%, (1 Year CMT +/- MBS Margin), 11/01/35	349,328	357,298
	FNMA, 3.47%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	84,769	88,287
	FNMA, 3.471%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	26,694	27,926
	FNMA, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	20,517	20,977
	FNMA, 3.476%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	251,588	259,658
	FNMA, 3.478%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	17,223	17,814
	FNMA, 3.481%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	117,096	122,840
	FNMA, 3.483%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	83,747	87,634
	FNMA, 3.485%, (1 Year CMT +/- MBS Margin), 11/01/35	43,685	45,629
	FNMA, 3.494%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	113,547	117,991
	FNMA, 3.494%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	6,293	6,517
	FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	80,207	84,576
	FNMA, 3.505%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	6,927	7,274
	FNMA, 3.514%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	34,847	36,361
	FNMA, 3.516%, (1 Year CMT +/- MBS Margin), 11/01/35	99,483	101,869

12	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)

	FNMA, 3.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	$13,567	$14,159
	FNMA, 3.518%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,956	2,016
	FNMA, 3.519%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	8,520	9,010
	FNMA, 3.519%, (1 Year CMT +/- MBS Margin), 11/01/35	57,987	59,410
	FNMA, 3.524%, (1 Year CMT +/- MBS Margin), 11/01/35	51,432	52,760
	FNMA, 3.525%, (1 Year CMT +/- MBS Margin), 10/01/35	810,078	830,531
	FNMA, 3.528%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	28,855	30,302
	FNMA, 3.532%, (1 Year CMT +/- MBS Margin), 11/01/35	206,440	211,463
	FNMA, 3.536%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	2,491	2,548
	FNMA, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	3,881	4,117
	FNMA, 3.54%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	1,033,049	1,070,267
	FNMA, 3.542%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	13,975	14,682
	FNMA, 3.546%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	82,371	87,032
	FNMA, 3.547%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	8,973	9,210
	FNMA, 3.558%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	11,879	12,673
	FNMA, 3.564%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	261,860	273,358
	FNMA, 3.568%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	58,611	61,213
	FNMA, 3.589%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	75,050	78,942
	FNMA, 3.592%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	238,445	248,841
	FNMA, 3.598%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	177,359	185,145
	FNMA, 3.604%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	96,820	101,768
	FNMA, 3.608%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	2,539	2,665
	FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	182,078	190,790
	FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	226,727	239,656
	FNMA, 3.617%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	431,788	453,333
	FNMA, 3.618%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	120,367	126,286
	FNMA, 3.62%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,331	1,397
	FNMA, 3.632%, (11th District COF +/- MBS Margin), 10/01/27	432	428
	FNMA, 3.636%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	2,313	2,382
	FNMA, 3.637%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	297,044	310,813
	FNMA, 3.644%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	13,231	13,755
	FNMA, 3.66%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	3,132	3,249
	FNMA, 3.674%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	968,705	1,013,156
	FNMA, 3.677%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	137,922	144,915
	FNMA, 3.687%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	34,834	36,111
	FNMA, 3.687%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	897,939	940,440
	FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	59,316	62,542
	FNMA, 3.695%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	574,766	593,384
	FNMA, 3.695%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	605,391	634,414
	FNMA, 3.696%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	46,698	48,345
	FNMA, 3.697%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	5,658	5,913
	FNMA, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	94,020	98,724
	FNMA, 3.706%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	23,013	24,223
	FNMA, 3.709%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	13,529	14,231
	FNMA, 3.711%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	8,120	8,429
	FNMA, 3.717%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,331,016	2,455,751
	FNMA, 3.721%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	548,467	574,767
	FNMA, 3.728%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	253,497	266,699
	FNMA, 3.729%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	14,167	14,837
	FNMA, 3.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	54,270	57,281
	FNMA, 3.735%, (12-Month USD LIBOR +/- MBS Margin), 12/01/43	2,292,033	2,402,664
	FNMA, 3.74%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	214,341	224,664
	FNMA, 3.751%, (1 Year CMT +/- MBS Margin), 5/01/36	110,161	113,966
	FNMA, 3.751%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	77,457	81,991
	FNMA, 3.756%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	1,472,614	1,551,814
	FNMA, 3.757%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	178,404	185,673
	FNMA, 3.763%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	143,215	149,997

libertyshares.com	Semiannual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)

	FNMA, 3.768%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	$7,416	$7,501
	FNMA, 3.781%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	583,340	613,583
	FNMA, 3.782%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	249,254	261,543
	FNMA, 3.784%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	13,224	13,847
	FNMA, 3.787%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	60,034	63,185
	FNMA, 3.789%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	46,871	48,461
	FNMA, 3.796%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	68,616	71,921
	FNMA, 3.80%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	311,887	327,492
	FNMA, 3.805%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	3,446	3,558
	FNMA, 3.808%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	331,725	349,144
	FNMA, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	435,918	447,139
	FNMA, 3.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,179	8,489
	FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	11,303	11,754
	FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	52,398	55,311
	FNMA, 3.834%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	759,710	798,518
	FNMA, 3.836%, (1 Year CMT +/- MBS Margin), 10/01/36	112,732	116,960
	FNMA, 3.838%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	38,366	40,785
	FNMA, 3.839%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	2,349,852	2,458,754
	FNMA, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	43,841	46,201
	FNMA, 3.84%, (1 Year CMT +/- MBS Margin), 9/01/36	89,195	92,589
	FNMA, 3.844%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,375,970	2,492,912
	FNMA, 3.849%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	7,765	8,023
	FNMA, 3.851%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	178,716	188,362
	FNMA, 3.852%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	582,722	610,423
	FNMA, 3.857%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	14,918	15,566
	FNMA, 3.86%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	174,376	183,755
	FNMA, 3.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	86,668	91,158
	FNMA, 3.865%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,720,467	1,810,310
	FNMA, 3.866%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	14,382	14,883
	FNMA, 3.871%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	12,012	12,396
	FNMA, 3.895%, (12-Month USD LIBOR +/- MBS Margin), 3/01/40	1,454,906	1,539,078
	FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	350,004	368,243
	FNMA, 3.903%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	6,564	6,788
	FNMA, 3.903%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	38,467	40,245
	FNMA, 3.907%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	242,207	253,799
	FNMA, 3.925%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,781	8,945
	FNMA, 3.929%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	32,207	33,863
	FNMA, 3.937%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	275,413	285,214
	FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	92,893	98,454
	FNMA, 3.976%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,528	2,600
	FNMA, 3.984%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	140,619	147,074
	FNMA, 4.003%, (12-Month USD LIBOR +/- MBS Margin), 10/01/38	1,688,092	1,776,024
	FNMA, 4.004%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	16,534	17,095
	FNMA, 4.006%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	171,203	178,965
	FNMA, 4.013%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,893,876	1,992,652
	FNMA, 4.023%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	348,508	364,341
	FNMA, 4.033%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	131,931	138,855
	FNMA, 4.038%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	476,593	498,011
	FNMA, 4.04%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	18,582	19,406
	FNMA, 4.045%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	19,839	20,537
	FNMA, 4.057%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	68,500	70,669
	FNMA, 4.067%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	80,964	85,431
	FNMA, 4.094%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	17,327	18,225
	FNMA, 4.108%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,285	1,345
	FNMA, 4.115%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	2,347,092	2,450,398
	FNMA, 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	8,424	8,790
	FNMA, 4.136%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	230,896	242,889

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)

	FNMA, 4.15%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	$1,346	$1,364
	FNMA, 4.155%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	106,955	112,131
	FNMA, 4.189%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	288,227	301,814
	FNMA, 4.193%, (11th District COF +/- MBS Margin), 8/01/28	26,397	27,603
	FNMA, 4.208%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	57,567	60,396
	FNMA, 4.215%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	10,051	10,686
	FNMA, 4.24%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,850	9,126
	FNMA, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	65,825	69,588
	FNMA, 4.288%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	60,842	64,095
	FNMA, 4.337%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	56,822	59,816
	FNMA, 4.392%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	598,145	628,937
	FNMA, 4.399%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	34,155	36,619
	FNMA, 4.465%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	41,398	43,468
	FNMA, 4.48%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	215,804	227,204
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	111,664	111,976
	FNMA, 5.375%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	525	544

			45,461,155

	Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
	FNMA, 3.00%, 2/01/32	3,434,774	3,397,351
	FNMA, 3.00%, 1/01/33	1,933,663	1,912,594
d	FNMA, 3.50%, 10/15/30	1,500,000	1,507,826
d	FNMA, 4.00%, 10/15/45	1,250,000	1,262,273

			8,080,044

	Government National Mortgage Association (GNMA) Fixed Rate 2.7%
	GNMA, 3.50, 10/20/47	3,109,155	3,094,940
d	GNMA, 4.50, 10/15/48	1,500,000	1,550,625

			4,645,565

	Total Mortgage-Backed Securities (Cost $123,029,461)		121,364,546

	Total Investments before Short Term Investments (Cost $178,602,082)		176,114,371

		Shares
	Short Term Investments (Cost $4,448,170) 2.5%
	Money Market Funds 2.5%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 1.69%	4,448,170	4,448,170

	Total Investments (Cost $183,050,252) 103.2%		180,562,541
	Other Assets, less Liabilities (3.2)%		(5,686,483)

	Net Assets 100.0%		$174,876,058

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	94	$10,572,797	12/31/18	$84,595
U.S. Treasury 10 Yr. Note	Short	77	9,146,156	12/19/18	118,574
U.S. Treasury Ultra 10 Yr. Bond	Short	10	1,260,000	12/19/18	19,662

Total Futures Contracts					$222,831

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 26.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2018 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$178,602,082
Cost – Non-controlled affiliates (Note 3c)	4,448,170

Value – Unaffiliated issuers	$176,114,371
Value – Non-controlled affiliates (Note 3c)	4,448,170
Receivables:
Investment securities sold	593,455
Affiliates	38,116
Interest	599,839
Deposits with brokers for:
Futures contracts	158,270

Total assets	181,952,221

Liabilities:
Payables:
Investment securities purchased	6,618,678
Distributions to shareholders	374,328
Variation margin on futures contracts	7,547
Accrued expenses and other liabilities	75,610

Total liabilities	7,076,163

Net assets, at value	$174,876,058

Net assets consist of:
Paid-in capital	$182,907,445
Total distributable earnings (loss)	(8,031,387)

Net assets, at value	$174,876,058

Shares outstanding	1,851,000

Net asset value per share	$94.48

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2018 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$15,842
Interest:
Unaffiliated issuers:
Inflation principal adjustments	76,809
Paydown gain (loss)	(588,953)
Paid in cash	2,287,379

Total investment income	1,791,077

Expenses:
Management fees (Note 3a)	249,329
Transfer agent fees	1,086
Custodian fees (Note 4) .	748
Reports to shareholders	9,381
Registration and filing fees	2,507
Professional fees	28,926
Trustees fees and expenses	7,839
Pricing fees	14,320
Other	15,020

Total expenses	329,156

Expense reductions (Note 4)	(1,668)
Expenses waived/paid by affiliates (Note 3c and 3d)	(119,713)

Net expenses	207,775

Net investment income	1,583,302

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(243,538)
Futures contracts	(80,759)

Net realized gain (loss)	(324,297)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(629,632)
Futures contracts	396,438

Net change in unrealized appreciation (depreciation)	(233,194)

Net realized and unrealized gain (loss)	(557,491)

Net increase (decrease) in net assets resulting from operations	$1,025,811

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended
		March 31, 2018[a]	May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$1,583,302	$1,831,770	$1,798,063
Net realized gain (loss)	(324,297)	505,256	(115,363)
Net change in unrealized appreciation (depreciation)	(233,194)	(1,883,383)	(12,719)

Net increase (decrease) in net assets resulting from operations	1,025,811	453,643	1,669,981

Distributions to shareholders: (Note 1f)	(2,264,157)	(2,918,241)	(3,529,254)

Capital share transactions (Note 2)	11,835,237	(2,662,291)	(12,255,976)

Net increase (decrease) in net assets	10,596,891	(5,126,889)	(14,115,249)
Net assets:
Beginning of period	164,279,167	169,406,056	183,521,305

End of period (Note 1f)	$174,876,058	$164,279,167	$169,406,056

aFor the period June 1, 2017 to March 31, 2018.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one Fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the

20	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex- dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

g. Accounting Estimates (continued)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

* Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the years ended March 31, 2018 and May 31, 2017, distributions to shareholders were as follows:

	March 31, 2018	May 31, 2017
Distributions from net investment income	$(2,918,241)	$(3,529,254)

For the years ended March 31, 2018 and May 31, 2017, undistributed net investment included in net assets were as follows:

	March 31, 2018	May 31, 2017
Undistributed net investment income included in net assets	$97,093	$41,894

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2018, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

2. Shares of Beneficial Interest (continued)

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2018		Year Ended
			March 31, 2018[a]		May 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	275,000	$26,086,680	450,000	$43,135,140	225,000	$21,900,377
Shares redeemed	(150,000)	(14,251,443)	(475,000)	(45,797,431)	(350,000)	(34,156,353)

Net increase (decrease)	125,000	$11,835,237	(25,000)	$(2,662,291)	(125,000)	$(12,255,976)

a For the period June 1, 2017 to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.69%	444,815	51,836,966	(47,833,611)	4,448,170	$4,448,170	$15,842	$—	$—

libertyshares.com	Semiannual Report	23

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

d. Waiver and Expense Reimbursements

Effective August 1, 2018, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. In addition, prior to August 1, 2018, the contractual waiver excluded unaffiliated acquired fund fees and expenses.

e. Other Affiliated Transactions

At September 30, 2018, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin 529 Portfolios	790,986	42.8%
Franklin Resources Inc.	214,908	11.6%

	1,005,894	54.4%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$(1,922,719)
Long term	(2,944,933)

Total capital loss carryforwards	$(4,867,652)

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$183,251,750

Unrealized appreciation	$—
Unrealized depreciation	(2,689,209)

Net unrealized appreciation (depreciation)	$(2,689,209)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2018, aggregated $77,812,875 and $60,989,550, respectively.

24	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

7. Other Derivative Information

At September 30, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$222,831	[a]	Variation margin	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(80,759)	Futures contracts	$396,438

For the period ended September 30, 2018, the average month end notional amount of futures contracts represented $22,130,624.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

libertyshares.com	Semiannual Report	25

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

8. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$54,749,825	$—	$54,749,825
Mortgage-Backed Securities	—	121,364,546	—	121,364,546
Short Term Investments	4,448,170	—	—	4,448,170

Total Investments in Securities	$4,448,170	$176,114,371	$—	$180,562,541

Other Financial Instruments:
Futures Contracts	$222,831	$—	$—	$222,831

9. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

26	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Special Meeting of Shareholders

* As of the record date.

Meeting of Shareholders:

October 30, 2017

(Unaudited)

A Special Meeting of Shareholders of Franklin ETF Trust was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017. The purpose of the meeting was to elect Trustees of Franklin ETF Trust and to vote on the following proposals for the Fund: to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval and to approve an amended fundamental investment restriction regarding investments in commodities for the Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin ETF Trust: Rohit Bhagat, Jennifer M. Johnson, Anantha K. Pradeep and Susan R. Thompson; and (ii) the proposals to use a “manager of managers” structure and to approve an amended fundamental investment restriction regarding investments in commodities were approved by shareholders. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1. To elect a Board of Trustees:

Name	For	Withheld
Rohit Bhagat	1,539,425	9,399
Jennifer M. Johnson	1,536,153	12,671
Anantha K. Pradeep	1,537,633	11,191
Susan R. Thompson	1,536,153	12,671

Total Trust Shares Outstanding*: 1,576,000

Proposal 2. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares
For	1,370,271
Against	6,872
Abstain	1,475
Broker Non-Votes	170,206
Total Fund Shares Voted	1,548,824
Total Fund Shares Outstanding*	1,576,000

Proposal 3. To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	1,369,017
Against	8,583
Abstain	1,018
Broker Non-Votes	170,206
Total Fund Shares Voted	1,548,824
Total Fund Shares Outstanding*	1,576,000

libertyshares.com	Semiannual Report	27

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

28	Semiannual Report	libertyshares.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Liberty Short Duration U.S. Government ETF
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057

© 2018 Franklin Templeton Investments. All rights reserved.	FTSD S 11/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment

Company.                                                                                                                                        N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	November 27, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date	November 27, 2018